Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 0	$ 52
Inventory	0	30,802
Prepaid expenses	14,069	0
Total Current Assets	14,069	30,854
Property and equipment, net	27,515	38,484
Right of use asset	78,075	101,400
TOTAL ASSETS	119,659	170,738
CURRENT LIABILITIES
Accounts payable	835,695	879,943
Accounts payable and accrued expenses related party	268,140	633,314
Accrued expenses	309,573	397,112
Lease liability - current	22,110	19,064
Advances	11,000	215,000
Convertible notes payable, net	1,272,216	820,250
Total Current Liabilities	2,718,734	2,964,683
Lease liability - long-term	60,364	76,930
PPP Loan	95,485	95,485
Total Long-Term Liabilities	155,849	172,415
Total Liabilities	2,874,583	3,137,098
Commitments and Contingencies	0	0
STOCKHOLDERS' DEFICIT
Preferred stock; $0.0001 par value, 35,000,000 shares authorized, 10,000,000 shares issued and outstanding as of December 31, 2024 and 2023, respectively	1,000	1,000
Common stock; $0.0001 par value, 465,000,000 shares authorized, 12,063,844 and 13,039,755 issued and outstanding as of December 31, 2024 and 2023, respectively	12,064	13,040
Shares to be issued	722,481	50,000
Additional paid-in capital	7,693,305	5,759,788
Accumulated deficit	(11,183,774)	(8,790,188)
Total Stockholders' Deficit	(2,754,924)	(2,966,360)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 119,659	$ 170,738